Restricted Equity Investments - Restricted Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	$ 15,791	$ 15,733
FRB Stock [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	9,568	9,420
FHLBNY Stock [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	6,075	6,165
Atlantic Central Bankers Bank Stock [Member]
Fair Value Option Qualitative Disclosures Related To Election [Line Items]
Restricted equity investments, at cost	$ 148	$ 148